Initial Public Offering and Over-Allotment	12 Months Ended
Dec. 31, 2023
PHOENIX BIOTECH ACQUISITION CORP. [Member]
Initial Public Offering and Over-Allotment [Line Items]
Initial Public Offering and Over-Allotment

Note 3 — Initial Public Offering and Over-Allotment

Pursuant to the IPO, the Company sold 17,500,000 units (including 2,000,000 units as part of the underwriter’s partial exercise of the over-allotment option) at a price of $10.00 per Unit. Each Unit consists of one Public Share, and a Public Warrant. Each Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).